Management of Capital (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Shareholder's equity	$ 2,851.5	$ 2,695.3
Managed capital		$ 2,695.3